INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of allocation of federal and state income taxes between current and deferred portions
	Year Ended
	December 31,
	2014	2013
Federal:
Current	$815,120	$1,353,596
Deferred	71,545	(432,303)
	886,665	921,293

State:
Current	397,280	405,650
Deferred	76,653	59,065
	473,933	464,715

	$1,360,598	$1,386,008

Schedule of the Company's income tax expense differed from the maximum statutory federal rate
	Year Ended
	December 31,
	2014	2013
Expected income taxes	$1,815,376	$1,659,724
Income tax effect of:
State taxes, net of federal income tax benefit	278,391	251,528
Tax exempt interest, net	(586,302)	(419,935)
Income taxed at lower rates	(51,868)	(47,421)
Other	(94,999)	(57,888)

	$1,360,598	$1,386,008

Schedule of tax effects of principal temporary differences
	December 31,
	2014	2013
Deferred tax assets:
Allowance for loan losses	$2,161,135	$2,225,086
Deferred compensation	256,106	216,455
Accrued expenses	19,041	3,980
Purchase accounting adjustments for:
Loans	18,136	37,179
Securities	106,474	136,811
Unrealized loss on securities available for sale	-	994,004
OREO writedowns and expenses	464,326	557,506
Other	367,148	366,107
	3,392,366	4,537,128

Deferred tax liabilities:
Federal Home Loan Bank stock	(293,580)	(300,687)
Core deposit intangible	(76,164)	(107,858)
Mortgage servicing rights	(373,757)	(365,462)
Unrealized gain on securities available for sale	(115,890)	-
Purchase accounting adjustments for:
Premises and equipment	(278,376)	(291,512)
Federal Home Loan Bank advances	(4,762)	(7,958)
Premises and equipment	(254,555)	(210,278)
	(1,397,084)	(1,283,755)

Net deferred taxes	$1,995,282	$3,253,373